ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
ASSETS
Current assets, US GAAP	$ 807,735		$ 807,735		$ 697,998
Current assets, Adjustments
Current assets, IFRS	807,735		807,735
Property and equipment, net, US GAAP	628,279		628,279		616,686
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	628,279		628,279
Long-term assets, US GAAP	62,494		62,494
Long-term assets, Adjustments			(7,000)
Long-term assets, IFRS	55,494		55,494
Total assets, US GAAP	1,498,508		1,498,508		1,379,884
Total assets, Adjustments			(7,000)
Total assets, IFRS	1,491,508		1,491,508
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	254,363		254,363		247,115
Current liabilities, Adjustments
Current liabilities, IFRS	254,363		254,363
Long-term liabilities, US GAAP	430,130		430,130
Long-term liabilities, Adjustments			(1,531)
Long-term liabilities, IFRS	428,599		428,599
Total liabilities, US GAAP	684,493		684,493		697,270
Total liabilities, Adjustments			(1,531)
Total liabilities, IFRS	682,962		682,962
TOTAL EQUITY, US GAAP	814,015		814,015		682,614
TOTAL EQUITY, Adjustments			(5,469)
TOTAL EQUITY, IFRS	808,546		808,546		676,937
Total liabilities and shareholders' equity, US GAAP	1,498,508		1,498,508		1,379,884
Total liabilities and shareholders' equity, Adjustments			(7,000)
Total liabilities and shareholders' equity, IFRS	1,491,508		1,491,508
Condensed Interim Consolidated Statement of Operations in Accordance with IFRS
OPERATING PROFIT, US GAAP	57,391	$ 40,178	110,154	$ 70,992
OPERATING PROFIT, Adjustments			(158)
OPERATING PROFIT, IFRS			109,996
Interest expenses, net, US GAAP	(2,070)	(2,997)	(4,281)	(6,355)
Interest expenses, net, Adjustments
Interest expenses, net, IFRS			(4,281)
Other financing expense, net, US GAAP	(1,053)	(7,528)	(3,071)	(11,497)
Other financing expense, net, Adjustments			52
Other financing expense, net, IFRS			(3,019)
Gain from acquisition, net, US GAAP		10,158		51,298
Other income, net, US GAAP	142	4,362	653	4,362
Other income, net, Adjustments
Other income, net, IFRS			653
Profit before income tax, US GAAP	54,410	44,173	103,455	108,800
Profit before income tax, Adjustments			(106)
Profit before income tax, IFRS			103,349
Income tax expense, US GAAP	(2,683)	(3,826)	(4,682)	(3,905)
Income tax expense, Adjustments
Income tax expense, IFRS			(4,682)
NET PROFIT, US GAAP	51,727	40,347	98,773	104,895
NET PROFIT, Adjustments			(106)
NET PROFIT, IFRS			98,667
Net income attributable to the non-controlling interest, US GAAP	(1,710)	(1,861)	(3,247)	(465)
Net income attributable to the non-controlling interest, Adjustments
Net income attributable to the non-controlling interest, IFRS			(3,247)
NET PROFIT ATTRIBUTABLE TO THE COMPANY, US GAAP	50,017	38,486	95,526	104,430
NET PROFIT ATTRIBUTABLE TO THE COMPANY, Adjustments			(106)
NET PROFIT ATTRIBUTABLE TO THE COMPANY, IFRS			95,420	104,333
Reconciliation of Net Profit from US GAAP to IFRS:
Net profit in accordance with US GAAP	50,017	$ 38,486	95,526	104,430
Financial Instruments			52	160
Pension plans			(314)	(265)
Termination Benefits			156	8
Net profit in accordance with IFRS			95,420	$ 104,333
Reconciliation of Shareholders' Equity from US GAAP to IFRS:
Shareholders' equity in accordance with US GAAP	814,015		814,015		682,614
Financial Instruments			(185)		(237)
Termination Benefits			1,716		1,560
Goodwill			(7,000)		(7,000)
Shareholders' equity in accordance with IFRS	$ 808,546		$ 808,546		$ 676,937